LONG-TERM INVESTMENT (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Current Assets	$ 1,611,722		$ 1,927,538			$ 833,633
Current Liabilities	185,470		299,092			215,528
Shareholders' Equity (Deficit)	1,491,839	$ 1,614,727	1,638,789	$ 728,651	$ 583,286	$ 633,483	$ (269,503)
A-Best Wire Harness & Components Co., Ltd.
Related Party Transaction [Line Items]
Current Assets	33,254		20,997
Noncurrent Assets	1,004		0
Current Liabilities	1,269,350		1,238,711
Shareholders' Equity (Deficit)	$ (1,235,092)		$ (1,217,714)